Warrants (Tables)	12 Months Ended
Jun. 30, 2025
Warrants
Schedule of Company’s Fair Value on a Recurring Basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis on June 30, 2025, 2024, and 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	June 30,	June 30,
Description:	Level	2025	2024	2023
		$AUD	$AUD	$AUD
Liabilities:
Warrant liability—Private and Representative Warrants	3	9,619	12,676	-
Warrant liability – Penny Warrants	3	102,820	146,730	-
Warrant liability – Arena Ordinary Share Warrants	3	68,479	79,207	-
Total		180,918	238,613	-

Schedule of Warrant Outstanding

The following table presents the warrants outstanding and exercisable on June 30, 2025 and 2024:

Public warrants	9,000,000
Private Placement warrants	479,000
Representative warrants	450,000
Arena Ordinary share warrants	458,720
Total warrants	10,387,720